Net Finance Cost - Summary of Net Finance Costs (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about finance income expense [Line Items]
Finance costs		€ (821)	€ (718)	[1]	€ (683)	[1]
Bank loans and overdrafts		(46)
Interest on bonds and other loans		(617)
Interest on lease liabilities		(100)
Net gain/(loss) on transactions for which hedge accounting is not applied		(58)
Finance income		224	135	[1]	157	[1]
Pensions and similar obligations		(30)
Net finance costs before non-underlying items		(627)
Premium paid on buyback of preference shares					(382)
Net finance costs		(627)	(608)	[1]	(1,004)	[1]
Restated [member]
Disclosure of detailed information about finance income expense [Line Items]
Finance costs	[1]		(718)		(683)
Bank loans and overdrafts	[1]		(44)		(46)
Interest on bonds and other loans	[1]		(560)		(519)
Interest on lease liabilities	[1]		(127)		(127)
Dividends paid on preference shares	[1]				(4)
Net gain/(loss) on transactions for which hedge accounting is not applied	[1]		13		13
Finance income	[1]		135		157
Pensions and similar obligations	[1]		(25)		(96)
Net finance costs before non-underlying items	[1]		(608)		(622)
Premium paid on buyback of preference shares	[1]				(382)
Net finance costs	[1]		(608)		(1,004)
Foreign exchange derivatives [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied		(321)
Foreign exchange derivatives [member] | Restated [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	[1]		144		384
Exchange Differences On Underlying Items [Member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied		€ 263
Exchange Differences On Underlying Items [Member] | Restated [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	[1]		€ (131)		€ (371)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.